Summary of Significant Accounting Policies - Short-term Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Impairment losses	$ 0	$ 0	$ 248,140
Short-term Investments
Summary of Significant Accounting Policies
Impairment losses	$ 0	$ 0	$ 0